UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Ariel Mid Cap Value Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	30.99%
Consumer, Non-cyclical	22.67
Industrial	14.23
Communications	12.99
Consumer, Cyclical	9.23
Energy	3.55
Basic Materials	1.83
Short Term Investments	4.51
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,080.60	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.66
Investor Class
Actual	$1,000.00	$1,075.30	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.41
Class L
Actual	$1,000.00	$1,077.80	$6.95
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76
* Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class, 1.08% for the Investor Class and 1.35% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.85%
92,400	US Silica Holdings Inc	$ 3,279,276
Communications — 13.14%
55,000	CBS Corp Class B	3,507,900
278,875	Interpublic Group of Cos Inc	6,860,325
129,500	MSG Networks Inc Class A(a)	2,907,275
71,800	Omnicom Group Inc	5,952,220
121,500	Viacom Inc Class B	4,078,755
		23,306,475
Consumer, Cyclical — 9.34%
20,795	Anixter International Inc(a)	1,626,169
95,900	BorgWarner Inc	4,062,324
49,020	International Speedway Corp Class A	1,840,701
5,100	Madison Square Garden Co Class A(a)	1,004,190
195,600	Mattel Inc	4,211,268
79,700	Nordstrom Inc(b)	3,812,051
		16,556,703
Consumer, Non-Cyclical — 22.95%
3,925	Bio-Rad Laboratories Inc Class A(a)	888,267
44,700	Cardinal Health Inc	3,483,024
38,477	Charles River Laboratories International Inc(a)	3,891,948
39,100	JM Smucker Co	4,626,703
54,400	Laboratory Corp of America Holdings(a)	8,385,216
84,400	Nielsen Holdings PLC	3,262,904
25,796	Thermo Fisher Scientific Inc	4,500,628
170,500	Western Union Co	3,248,025
65,400	Zimmer Biomet Holdings Inc	8,397,360
		40,684,075
Energy — 3.59%
265,550	Bristow Group Inc(b)	2,031,458
131,700	National Oilwell Varco Inc	4,338,198
		6,369,656
Financial — 31.36%
102,700	Aflac Inc	7,977,736
80,400	Blackstone Group LP(b)	2,681,340
21,870	Bok Financial Corp(b)	1,839,923
51,650	CBRE Group Inc Class A(a)	1,880,060
158,086	First American Financial Corp	7,064,864
44,800	Franklin Resources Inc	2,006,592
108,231	Houlihan Lokey Inc	3,777,262
20,913	Jones Lang LaSalle Inc	2,614,125
145,900	KKR & Co LP	2,713,740
127,600	Lazard Ltd LP Class A	5,911,708
72,725	Northern Trust Corp	7,069,597
79,000	Progressive Corp	3,483,110
25,700	T Rowe Price Group Inc	1,907,197
Shares		Fair Value
Financial — (continued)
32,100	Willis Towers Watson PLC	$ 4,669,266
		55,596,520
Industrial — 14.40%
31,600	Illinois Tool Works Inc	4,526,700
137,800	Kennametal Inc	5,156,476
148,900	Keysight Technologies Inc(a)	5,796,677
24,900	Snap-on Inc	3,934,200
43,502	Stanley Black & Decker Inc	6,122,036
		25,536,089
TOTAL COMMON STOCK — 96.63% (Cost $151,641,389)		$171,328,794
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.90%
$1,600,000	Federal Home Loan Mortgage Corp 0.96%, 07/03/2017	1,599,915
Repurchase Agreements — 3.67%
332,852	Undivided interest of 1.28% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $332,852 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	332,852
1,543,598	Undivided interest of 1.29% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $1,543,598 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	1,543,598

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,543,598	Undivided interest of 1.31% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $1,543,598 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	$ 1,543,598
273,453	Undivided interest of 1.31% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $273,453 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	273,453
1,543,598	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $1,543,598 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	1,543,598
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,262,093	Undivided interest of 7.14% in a repurchase agreement (principal amount/value $17,680,690 with a maturity value of $17,682,311) with BNP Paribas Securities Corp, 1.10%, dated 6/30/17 to be repurchased at $1,262,093 on 7/3/17 collateralized by U.S. Treasury securities, 0.00% - 6.00%, 7/20/17 - 11/15/45, with a value of $18,034,305.(c)	$ 1,262,093
		6,499,192
SHORT TERM INVESTMENTS — 4.57% (Cost $8,099,107)		$ 8,099,107
TOTAL INVESTMENTS — 101.20% (Cost $159,740,496)		$179,427,901
OTHER ASSETS & LIABILITIES, NET — (1.20)%		$ (2,133,101)
TOTAL NET ASSETS — 100.00%		$177,294,800

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Ariel Mid Cap Value Fund
ASSETS:
Investments in securities, fair value (including $6,290,250 of securities on loan)(a)	$172,928,709
Repurchase agreements, fair value(b)	6,499,192
Cash	60,526
Dividends receivable	201,423
Subscriptions receivable	76,949
Receivable for investments sold	4,568,202
Total Assets	184,335,001
LIABILITIES:
Payable for director fees	789
Payable for distribution fees	1,066
Payable for other accrued fees	22,764
Payable for shareholder services fees	40,192
Payable to investment adviser	100,911
Payable upon return of securities loaned	6,499,192
Redemptions payable	375,287
Total Liabilities	7,040,201
NET ASSETS	$177,294,800
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,961,108
Paid-in capital in excess of par	148,271,052
Net unrealized appreciation	19,687,405
Undistributed net investment income	21,780
Accumulated net realized gain	1,353,455
NET ASSETS	$177,294,800
NET ASSETS BY CLASS
Investor Class	$134,266,244
Class L	$5,163,542
Institutional Class	$37,865,014
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	5,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	75,744,016
Class L	423,689
Institutional Class	3,443,379
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$1.77
Class L	$12.19
Institutional Class	$11.00
(a) Cost of investments	$153,241,304
(b) Cost of repurchase agreements	$6,499,192
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Ariel Mid Cap Value Fund
INVESTMENT INCOME:
Interest	$11,182
Income from securities lending	12,121
Dividends	2,120,450
Total Income	2,143,753
EXPENSES:
Management fees	599,105
Shareholder services fees – Investor Class	246,039
Shareholder services fees – Class L	25,304
Audit and tax fees	18,041
Custodian fees	719
Director's fees	789
Distribution fees – Class L	18,084
Fund administration fees	107,307
Legal fees	646
Pricing fees	208
Registration fees	8,247
Shareholder report fees	3,694
Transfer agent fees	2,224
Other fees	49,693
Total Expenses	1,080,100
Less amount reimbursed by investment adviser	68,767
Less amount waived by investment adviser	14,576
Net Expenses	996,757
NET INVESTMENT INCOME	1,146,996
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	9,691,669
Net change in unrealized appreciation on investments	4,520,915
Net Realized and Unrealized Gain	14,212,584
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,359,580
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Ariel Mid Cap Value Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,146,996	$2,313,402
Net realized gain	9,691,669	679,750
Net change in unrealized appreciation	4,520,915	17,968,492
Net Increase in Net Assets Resulting from Operations	15,359,580	20,961,644
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,125,216)	(2,265,659)
From net investment income	(1,125,216)	(2,265,659)
From net realized gains
Investor Class	-	(975,445)
Class L	-	(19,285)
Institutional Class	-	(36,443)
From net realized gains	0	(1,031,173)
Total Distributions	(1,125,216)	(3,296,832)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,744,137	38,606,450
Class L	3,753,618	19,682,227
Institutional Class	3,532,593	7,303,511
Shares issued in reinvestment of distributions
Investor Class	1,125,216	3,241,104
Class L	-	19,285
Institutional Class	-	36,443
Shares redeemed
Investor Class	(38,371,481)	(91,214,012)
Class L	(20,714,898)	(16,103,599)
Institutional Class	(3,028,341)	(9,297,184)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(43,959,156)	(47,725,775)
Total Decrease in Net Assets	(29,724,792)	(30,060,963)
NET ASSETS:
Beginning of Period	207,019,592	237,080,555
End of Period(a)	$177,294,800	$207,019,592
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Ariel Mid Cap Value Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,595,330	25,251,238
Class L	320,690	1,820,844
Institutional Class	330,580	812,242
Shares issued in reinvestment of distributions
Investor Class	639,327	2,046,619
Class L	-	1,699
Institutional Class	-	3,569
Shares redeemed
Investor Class	(22,067,399)	(60,648,501)
Class L	(1,728,424)	(1,710,650)
Institutional Class	(280,783)	(968,249)
Net Decrease	(17,190,679)	(33,391,189)
(a) Including undistributed net investment income:	$21,780	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 1.66	0.01	0.11	0.12	(0.01)	-	(0.01)	$ 1.77	7.53% (d)
12/31/2016	$ 1.50	0.02	0.17	0.19	(0.02)	(0.01)	(0.03)	$ 1.66	13.05%
12/31/2015	$ 1.62	0.02	(0.12)	(0.10)	(0.02)	-	(0.02)	$ 1.50	(6.10%)
12/31/2014	$ 1.71	0.01	0.12	0.13	(0.03)	(0.19)	(0.22)	$ 1.62	7.80%
12/31/2013	$ 1.24	0.01	0.57	0.58	(0.04)	(0.07)	(0.11)	$ 1.71	47.54%
12/31/2012	$ 1.14	0.01	0.22	0.23	(0.02)	(0.11)	(0.13)	$ 1.24	20.20%
Class L
06/30/2017(Unaudited)	$11.31	0.05	0.83	0.88	-	-	(0.00)	$12.19	7.78% (d)
12/31/2016	$10.08	0.08	1.16	1.24	-	(0.01)	(0.01)	$11.31	12.31%
12/31/2015	$10.74	0.14	(0.78)	(0.64)	(0.02)	-	(0.02)	$10.08	(6.02%)
12/31/2014	$10.13	0.06	0.74	0.80	-	(0.19)	(0.19)	$10.74	7.91%
12/31/2013 (e)	$10.00	0.00 (f)	0.20	0.20	(0.02)	(0.05)	(0.07)	$10.13	2.03% (d)
Institutional Class
06/30/2017(Unaudited)	$10.18	0.08	0.74	0.82	-	-	(0.00)	$11.00	8.06% (d)
12/31/2016	$ 9.01	0.14	1.04	1.18	-	(0.01)	(0.01)	$10.18	13.10%
12/31/2015 (g)	$10.00	0.10	(1.07)	(0.97)	(0.02)	-	(0.02)	$ 9.01	(9.70%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$134,266	1.16% (i)	1.08% (i)	1.14% (i)	13% (d)
12/31/2016	$151,766	1.11%	1.09%	1.11%	20%
12/31/2015	$187,785	1.07%	1.06%	1.28%	25%
12/31/2014	$133,260	1.10%	1.10%	0.78%	26%
12/31/2013	$136,216	1.25%	1.10%	0.72%	41%
12/31/2012	$ 43,228	1.31%	1.10%	1.15%	26%
Class L
06/30/2017 (Unaudited)	$ 5,164	1.53% (i)	1.35% (i)	0.91% (i)	13% (d)
12/31/2016	$ 20,720	1.53%	1.34%	0.72%	20%
12/31/2015	$ 17,332	1.35%	1.32%	1.39%	25%
12/31/2014	$ 1,645	3.00%	1.35%	0.57%	26%
12/31/2013 (e)	$ 846	45.42% (i)	1.35% (i)	0.03% (i)	41%
Institutional Class
06/30/2017 (Unaudited)	$ 37,865	0.80% (i)	0.73% (i)	1.51% (i)	13% (d)
12/31/2016	$ 34,535	0.76%	0.74%	1.46%	20%
12/31/2015 (g)	$ 31,963	0.70% (i)	0.70% (i)	1.63% (i)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was December 20, 2013.
(f)	Amount was less than $0.01 per share.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2017

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 171,328,794	$ —	$ —	$ 171,328,794
Short Term Investments	—	8,099,107	—	8,099,107
Total Assets	$ 171,328,794	$ 8,099,107	$ 0	$ 179,427,901
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2017

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments to the accounting treatment of partnerships.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$166,008,912
Gross unrealized appreciation on investments	27,468,385
Gross unrealized depreciation on investments	(14,049,396)
Net unrealized appreciation on investments	$13,418,989
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.70% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The Adviser was required by contract to reimburse the Fund for any expenses which exceeded an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and distribution fees, of 0.75% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Ariel Investments, LLC. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for

Semi-Annual Report - June 30, 2017

a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $24,840,845 and $67,055,032, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $6,290,250 and received collateral as reported on the Statement of Assets and Liabilities of $6,499,192 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse

Semi-Annual Report - June 30, 2017

effect on the Fund's net asset value. The Fund received approximately $23,706,030 in proceeds from sales of Tribune Company shares made on the open market after the leveraged buyout was announced to the public.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Ariel Investments, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Ariel Mid Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first, third, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark for the one-, three-, and five-year periods ended December 31, 2016, it outperformed its benchmark for the ten-year period ended December 31, 2016. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new fee structure in which GWCM will absorb the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee will increase commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. In addition, the Board noted that the materials provided for its review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in

comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median contractual management fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the median and average total operating expense ratio of its peer group of funds and peer universe of funds and that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017